Short-Term Loans and Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt

Long-term debt consisted of the following:

	December 31
	2015	2014
	(Millions of yen)
Loans, principally from banks, maturing in installments through 2020; bearing weighted average interest of 1.81% and 2.79% at December 31, 2015 and 2014, respectively.	¥73	¥145
Capital lease obligations	1,470	2,018

	1,543	2,163
Less current portion	(662)	(1,015)

	¥881	¥1,148

Aggregate Annual Maturities of Long-Term Debt Outstanding

The aggregate annual maturities of long-term debt outstanding at December 31, 2015 were as follows:

(Millions of yen)
Year ending December 31:
2016	¥662
2017	452
2018	281
2019	121
2020	27
Thereafter	—

¥1,543